Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2017				March 31, 2018
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,161,493	182,836	(928)	1,343,401	1,227,139	182,830	(359)	1,409,610
Japanese local government bonds	60,450	144	(63)	60,531	67,574	107	(112)	67,569
Japanese corporate bonds	163,785	7,864	(1,846)	169,803	199,880	9,844	(1,016)	208,708
Foreign government bonds	27,601	359	(918)	27,042	72,204	622	(3,287)	69,539
Foreign corporate bonds	396,097	4,168	(719)	399,546	365,457	1,649	(641)	366,465
Other	15,192	—	(0)	15,192	99,349	1	(0)	99,350

	1,824,618	195,371	(4,474)	2,015,515	2,031,603	195,053	(5,415)	2,221,241

Equity securities	55,928	69,937	(377)	125,488	55,676	71,723	(776)	126,623

Held-to-maturity securities:
Japanese national government bonds	5,661,191	1,520,904	(30,553)	7,151,542	5,892,868	1,635,036	(20,890)	7,507,014
Japanese local government bonds	4,101	449	—	4,550	3,850	413	—	4,263
Japanese corporate bonds	230,011	12,346	(22,071)	220,286	345,818	16,912	(17,390)	345,340
Foreign government bonds	253,019	5,269	(22,868)	235,420	300,220	8,310	(18,570)	289,960
Foreign corporate bonds	198	18	—	216	198	13	—	211

	6,148,520	1,538,986	(75,492)	7,612,014	6,542,954	1,660,684	(56,850)	8,146,788

Total	8,029,066	1,804,294	(80,343)	9,753,017	8,630,233	1,927,460	(63,041)	10,494,652

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2018
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	125,037	125,290	3,249	3,269
Due after one year through five years	421,676	422,987	27,805	29,417
Due after five years through ten years	542,642	626,888	334,206	382,175
Due after ten years	942,248	1,046,076	6,177,694	7,731,927

Total	2,031,603	2,221,241	6,542,954	8,146,788

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time in Continuous Unrealized Loss Position

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2017 and 2018.

	Yen in millions
	March 31, 2017
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	52,825	(909)	2,018	(19)	54,843	(928)
Japanese local government bonds	3,793	(6)	14,270	(57)	18,063	(63)
Japanese corporate bonds	53,302	(1,761)	20,489	(85)	73,791	(1,846)
Foreign government bonds	10,258	(577)	7,792	(341)	18,050	(918)
Foreign corporate bonds	27,944	(143)	24,662	(576)	52,606	(719)

	148,122	(3,396)	69,231	(1,078)	217,353	(4,474)

Equity securities	11,878	(370)	9	(7)	11,887	(377)

Held-to-maturity securities:
Japanese national government bonds	277,328	(30,553)	—	—	277,328	(30,553)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	146,004	(22,071)	—	—	146,004	(22,071)
Foreign government bonds	196,740	(22,868)	—	—	196,740	(22,868)
Foreign corporate bonds	—	—	—	—	—	—

	620,072	(75,492)	—	—	620,072	(75,492)

Total	780,072	(79,258)	69,240	(1,085)	849,312	(80,343)

	Yen in millions
	March 31, 2018
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	10,118	(11)	32,836	(348)	42,954	(359)
Japanese local government bonds	9,324	(11)	14,729	(101)	24,053	(112)
Japanese corporate bonds	11,046	(10)	64,119	(1,006)	75,165	(1,016)
Foreign government bonds	40,156	(2,281)	7,752	(1,006)	47,908	(3,287)
Foreign corporate bonds	34,840	(69)	21,191	(572)	56,031	(641)
Other	1,840	(0)	315	(0)	2,155	(0)

	107,324	(2,382)	140,942	(3,033)	248,266	(5,415)

Equity securities	13,859	(776)	15	(0)	13,874	(776)

Held-to-maturity securities:
Japanese national government bonds	—	—	304,564	(20,890)	304,564	(20,890)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	174,815	(17,390)	174,815	(17,390)
Foreign government bonds	20,448	(704)	134,230	(17,866)	154,678	(18,570)
Foreign corporate bonds	—	—	—	—	—	—

	20,448	(704)	613,609	(56,146)	634,057	(56,850)

Total	141,631	(3,862)	754,566	(59,179)	896,197	(63,041)